Related party transactions (Details 1) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Due to related parties	$ 33,814	$ 948
Zhejiang Tantech Bamboo Technology Co., Limited [Member]
Due to related parties	24,496	948
Yefang Zhango [Member]
Due to related parties	9,150	0
Forasen Holdings Group Co., Ltd [Member]
Due to related parties	$ 168	$ 0